5. Trade Receivables and Reseller Financing (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trade Receivables And Reseller Financing Details 2
Allowance for doubtful accounts, beginning	R$ 233,332	R$ 200,816	R$ 178,444
Opening balance CBL S.A. (see Note 3.c)	6,733
Additions	66,427	48,402	44,380
Write-offs	(10,912)	(15,886)	(22,008)
Allowance for doubtful accounts, ending	R$ 295,580	R$ 233,332	R$ 200,816